Condensed Financial Information of the Parent Company	12 Months Ended
Mar. 31, 2019
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 16 – CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), "General Notes to Financial Statements" and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiary did not pay any dividend to the Company for the periods presented. For the purpose of presenting parent only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as "Investment in subsidiary" and the income of the subsidiary is presented as "share of income of subsidiary". Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of March 31, 2019 and 2018.

Happiness Biotech Group Limited

Balance Sheets

	As of March 31,
	2019	2018
ASSETS
Investment in subsidiary	$50,000	$50,000
Total assets	$50,000	$50,000

LIABILITIES AND SHAREHOLDERS' EQUITY

Total liabilities	$-	$-

SHAREHOLDERS' EQUITY
Ordinary shares, $0.0005 par value, 100,000,000 shares authorized, 23,000,000 shares issued and outstanding	11,500	11,500
Additional paid-in capital	38,500	38,500
Total stockholders' equity	50,000	50,000

Total liabilities and stockholders' equity	$50,000	$50,000

Happiness Biotech Group Limited

Statements of Income and Comprehensive Income

	For the years ended March 31,
	2019	2018
Operating expenses:

Total operating expenses	$-	$-

Net income and comprehensive income	$-	$-

Net income per common share – basic and diluted	$-	$-

Weighted average number of common shares outstanding – basic and diluted	23,000,000	23,000,000

Happiness Biotech Group Limited

Statements of Cash Flows

For the years ended March 31,
	2019	20188
Cash flows used in operating activities

Net cash used in operating activities	$-	$-

Cash flows provided by financing activities

Net cash provided by financing activities	-	-

Cash flows used in financing activities
-
Net cash used in financing activities	-	-

Increase in cash and cash equivalents	-	-
Cash and cash equivalents, beginning of year	-	-

Cash and cash equivalents, end of year	$-	$-

Supplemental Cash Flows Information:
Income tax paid	$-	$-
Interest paid	$-	$-

(a) Basis of Presentation

The condensed financial information of Happiness Biotech Group Limited has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.

Each of the Company's PRC subsidiaries has restrictions on its ability to pay dividends to the Company under PRC laws and regulations. The subsidiaries did not pay any dividends to the Company for the years presented.

(b) Shareholders' Equity

On February 9, 2018, the Company issued 50,000 ordinary shares with par value of $1 to its shareholders.

On March 4, 2019, the Company subdivided its 50,000 ordinary shares into 100,000,000 ordinary shares. The authorized ordinary shares became 100,000,000 shares and the par value changed from $1 to $0.0005. On the same day, the Company cancelled 77,223,100 ordinary shares and sold additional 223,100 ordinary shares at their par value of $111.55.